Reserves - Summary of Reserves (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reserves within equity [line items]
Beginning balance	€ (6,860)	€ 4,195	€ 3,823
Exchange differences on translation of foreign operations	(65)	98	(14)
Changes in the fair value of equity investments at fair value through other comprehensive income	(14,832)	(10,595)	0
Deferred tax on changes in the fair value of equity investments at fair value through other comprehensive income	461	328
Reclassification	(1,845)	(886)	386
Ending balance	(23,141)	(6,860)	4,195
Legal reserve for capitalized development costs
Disclosure of reserves within equity [line items]
Beginning balance	3,312	4,198	3,812
Reclassification	(1,845)	(886)	386
Ending balance	1,467	3,312	4,198
Foreign currency translation reserve
Disclosure of reserves within equity [line items]
Beginning balance	95	(3)	11
Exchange differences on translation of foreign operations	(65)	98	(14)
Reclassification	0	0	0
Ending balance	30	95	(3)
Reserve for financial assets at FVOCI
Disclosure of reserves within equity [line items]
Beginning balance	(10,267)	0	0
Changes in the fair value of equity investments at fair value through other comprehensive income	(14,832)	(10,595)
Deferred tax on changes in the fair value of equity investments at fair value through other comprehensive income	461	328
Ending balance	€ (24,638)	€ (10,267)	€ 0